Subsequent Events (Details) R / shares in Units, $ / shares in Units, R in Millions					12 Months Ended
	Aug. 13, 2024 USD ($) $ / shares	Aug. 13, 2024 ZAR (R) R / shares	Jun. 11, 2024 USD ($)	May 13, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)
Subsequent Events (Details) [Line Items]
Impact compensation amount					$ 5,838
Accrued and unpaid interest			$ 500,000,000
Purchase price					$ 349,543,000	$ 658,638,000	$ 99,976,000
Per share | $ / shares					$ 0.21	$ 0.39
Commencement of major litigation [member]
Subsequent Events (Details) [Line Items]
Settlement amount				$ 366,572
Subsequent Events [Member]
Subsequent Events (Details) [Line Items]
Purchase price rate			6.50%
Tender offers rate			6.75%
Dividends from profit reserves (in Rand) | R		R 4,440
Considering exchange rate	$ 808,425
Per share | (per share)	$ 0.36	R 2
Subsequent Events [Member] | Senior Notes due 2029 [Member]
Subsequent Events (Details) [Line Items]
Purchase price			$ 8,067,000
Purchase price rate			6.50%
Subsequent Events [Member] | Senior Notes due 2033 [Member]
Subsequent Events (Details) [Line Items]
Purchase price			$ 387,993,000
Purchase price rate			5.75%
Subsequent Events [Member] | Senior Notes due 2034 [Member]
Subsequent Events (Details) [Line Items]
Purchase price			$ 92,954,000
Purchase price rate			6.75%
Subsequent Events [Member] | JBS USA [Member]
Subsequent Events (Details) [Line Items]
Purchase price rate			5.75%
Subsequent Events [Member] | JBS USA [Member]
Subsequent Events (Details) [Line Items]
Purchase price			$ 400,000,000